Supplementary Financial Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended					3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2008	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Land easements	Dec. 31, 2012 Capitalized software	Mar. 31, 2013 TCEH	Mar. 31, 2012 TCEH	Dec. 31, 2012 TCEH	Dec. 31, 2011 TCEH	Dec. 31, 2010 TCEH	Mar. 31, 2013 REP Subsidiaries	Mar. 31, 2012 REP Subsidiaries	Dec. 31, 2012 REP Subsidiaries	Dec. 31, 2011 REP Subsidiaries	Dec. 31, 2010 REP Subsidiaries	Mar. 31, 2013 REP Subsidiaries Concentration Risk	Dec. 31, 2012 REP Subsidiaries Concentration Risk	Mar. 31, 2013 Other Customer	Dec. 31, 2012 Other Customer	Dec. 31, 2011 Other Customer	Dec. 31, 2010 Other Customer	Dec. 31, 2012 Bondco	Dec. 31, 2011 Bondco
Segment Reporting, Revenue Reconciling Item [Line Items]
Percentage of operating revenue									28.00%	29.00%	29.00%	33.00%	36.00%	16.00%	15.00%	15.00%	15.00%	15.00%			10.00%	10.00%	10.00%	10.00%
Nonaffiliated trade accounts receivable																			11.00%	12.00%
Unbilled revenue	$ 120			$ 147	$ 127
Aggregate amortization expenses	15	13		53	48	39
Goodwill	4,064			4,064	4,064
Liability for uncertain tax positions	29
Net reduction of the liability for uncertain tax positions	78
Reclassification to the liability	63
Reversal of accrued interest before tax	15
Reversal of accrued interest net of tax	10
Equity investment																									16	16
Face value of insurance policy				152	137
Surrender value of policy				65	46
Depreciation expense				3.90%	4.00%	4.00%
Weighted average useful lives of asset							89 years	5 years
Goodwill impairment charge			$ 860